Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement [abstract]
Schedule of fair value measurement hierarchy for liabilities

Level 2	Date of valuation	US$’000

Unsecured term loans	31 December 2017	11,041

Unsecured term loans	31 December 2018	10,765

Level 3	Date of valuation	US$’000

Convertible preference shares	31 December 2017	56,854

Convertible preference shares	31 December 2018	–

Schedule of fair value measurements using significant unobservable inputs (Level 3)

Description	Valuation techniques	Unobservable inputs	Weighted average	Sensitivity of the input to fair value

31 December 2017
Convertible preference shares	Hybrid method comprising of: ● Probability Weighted Expected Return Method ● Option Pricing Method ● Discounted Cash Flow Method and ● Market Method	● Time to IPO ● Time to non-IPO liquidity event ● IPO price ● WACC	● Time to IPO is 0.66 year ● Time to non-IPO liquidity event is 1 year ● IPO price of US$5.62 ● WACC of 15.3%

The estimated fair value would decrease by 5% if:

● Time to IPO was higher by 0.34 year

● Time to non-IPO liquidity event was higher by 30 years

The estimated fair value would increase/ (decrease) by 5% if

● IPO price was higher/(lower) by US$0.33

● WACC was lower/(higher) by 9.62%/11.18%